Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Distribution of Net Revenue by Geographical Area
a) The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)
Ireland	$260,120	$231,315	$495,230	$463,663
Rest of Europe	96,692	78,922	191,732	151,479
U.S.	221,201	229,938	446,871	453,020
Rest of World	63,597	51,606	127,902	101,685

Total	$641,610	$591,781	$1,261,735	$1,169,847
* All sales shown for Ireland are export sales.
** 2017 restated for gross revenue.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations including restructuring, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)
Ireland	$49,587	$38,640	$119,397	$102,608
Rest of Europe	11,658	8,899	16,826	12,598
U.S.	14,703	26,248	26,505	36,747
Rest of World	5,964	4,211	10,904	11,703

Total	$81,912	$77,998	$173,632	$163,656

c) The distribution of income from operations excluding restructuring, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)
Ireland	$62,077	$46,393	$131,887	$110,361
Rest of Europe	11,658	8,899	16,826	12,598
U.S.	14,703	26,248	26,505	36,747
Rest of World	5,964	4,211	10,904	11,703

Total	$94,402	$85,751	$186,122	$171,409

Distribution of Property, Plant and Equipment, Net, by Geographical Area
The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30, 2018	December 31, 2017
	(in thousands)
Ireland	$104,070	$111,329
Rest of Europe	9,807	9,026
U.S.	25,272	27,797
Rest of World	15,871	14,899

Total	$155,020	$163,051

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
	(in thousands)		(in thousands)
Ireland	$7,979	$6,508	$15,864	$12,480
Rest of Europe	1,624	1,371	3,163	3,029
U.S.	6,302	5,581	12,601	11,529
Rest of World	1,141	935	2,316	1,805

Total	$17,046	$14,395	$33,944	$28,843

Distribution of Total Assets by Geographical Area
) The distribution of total assets by geographical area was as follows:

	June 30, 2018	December 31, 2017
	(in thousands)
Ireland	$925,280	$880,378
Rest of Europe	490,978	504,418
U.S.	639,981	650,681
Rest of World	118,257	111,141

Total	$2,174,496	$2,146,618